Reverse Merger Capitalization with 7GC & Co. Holdings Inc. (Details Narrative)	Dec. 14, 2023 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2023 $ / shares shares
Business Combination [Line Items]
Common stock par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	350,000,000	275,000,000	275,000,000		275,000,000
Preferred stock, shares authorized	75,000,000	75,000,000	75,000,000		75,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding		2,478,587	819,516		258,529
Preferred stock, shares outstanding		1	1	0	0
Common Class A [Member]
Business Combination [Line Items]
Common stock par value | $ / shares	$ 0.0001
Number of shares held by security holders	6,415
Redemption price per share | $ / shares	$ 5,380.00
Aggregate redemption amount | $	$ 34,524,065
Common stock, shares authorized	250,000,000	250,000,000	250,000,000		250,000,000
Common stock, shares outstanding	819,516	2,247,473	588,402		27,416
Preferred stock, shares outstanding	1
Common Class B [Member]
Business Combination [Line Items]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000		25,000,000
Common stock, shares outstanding		231,114	231,114		231,113
Common Stock [Member]
Business Combination [Line Items]
Common stock, shares outstanding		2,247,473	588,402
Banzai International Inc [Member]
Business Combination [Line Items]
Exchange ratio	0.6147
Aggregate consideration payable to security holders | $	$ 100,000,000
Banzai International Inc [Member] | Common Class A [Member]
Business Combination [Line Items]
Common stock par value | $ / shares	$ 0.0001
Banzai International Inc [Member] | Common Stock [Member]
Business Combination [Line Items]
Common stock par value | $ / shares	$ 0.0001